Document and Entity Information	Dec. 12, 2022
Cover [Abstract]
Entity Registrant Name	Coupa Software Inc
Amendment Flag	false
Entity Central Index Key	0001385867
Document Type	8-K
Document Period End Date	Dec. 12, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-37901
Entity Tax Identification Number	20-4429448
Entity Address, Address Line One	1855 S. Grant Street
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	(650)
Local Phone Number	931-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	COUP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false